Document and Entity Information	Aug. 28, 2024
Document And Entity Information [Line Items]
Entity Registrant Name	Agriculture & Natural Solutions Acquisition Corp
Amendment Flag	false
Entity Central Index Key	0001854149
Document Type	8-K
Document Period End Date	Aug. 28, 2024
Entity Incorporation State Country Code	E9
Entity File Number	001-41861
Entity Tax Identification Number	98-1591619
Entity Address, Address Line One	712 Fifth Avenue
Entity Address, Address Line Two	36th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	(212)
Local Phone Number	993-0076
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Class A Ordinary Share 0.0001 Par Value And One Half Of One Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-half of one warrant
Trading Symbol	ANSCU
Security Exchange Name	NASDAQ
Class 160 A Ordinary Shares Par Value 0.0001 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	ANSC
Security Exchange Name	NASDAQ
Warrants Each Whole Warrant Exercisable For One Class A Ordinary Share At An Exercise Price Of 11.50 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	ANSCW
Security Exchange Name	NASDAQ